Expense by Nature (Tables)	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
Expense by nature

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Cost of raw materials	42,082,307	54,457,558	55,997,717
Cost of trading products	11,467,420	10,929,127	11,910,488
Employee benefit expenses (note 11)	3,143,219	3,456,765	3,545,720
Depreciation and amortization:
Property, plant and equipment (note 16)	1,553,039	1,621,459	1,494,176
Investment properties (note 17)	15,184	15,325	15,323
Other non-current assets (note 14)	226,263	294,617	270,881
Right-of-use assets (note 15)	32,653	34,307	32,918
Repairs and maintenance expenses	1,060,624	1,587,955	1,513,812
Changes of work in progress and finished goods	862,652	(235,402)	(78,255)
Transportation costs	274,002	238,405	193,144
Inventory write-down (note 21)	220,888	150,883	525,269
External processing fee	215,467	213,691	192,288
Commission expense (note 3 2 )	104,598	110,552	90,341
Impairment loss of property, plant and equipment (note 16)	87,570	587,622	286,260
Impairment loss of investments accounted for using equity method (note 20)	—	28,392	—
Auditors’ remuneration – audit services	7,800	6,837	6,837
Auditors’ remuneration – non-audit services	—	129	129
Expenses relating to short - term leases	3,731	6,938	14,774